Trade and other receivables, net - Allowance for expected credit losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Trade and other receivables, net
Opening balance	$ 10,006
Ending balance	9,717
Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Opening balance	1,384
Additions/Deductions	0
Ending balance	$ 1,384